Business Segment	12 Months Ended
Dec. 31, 2022
Business Segment Disclosure [Abstract]
Business Segment
6.	Business Segment:

For management purposes, the Bank has organized its operations and commercial strategies into four business segments, which are defined in accordance with the type of products and services offered to target customers. These business segments are currently defined as follows:

Retail:	This segment focuses on individuals and small and medium-sized companies (SMEs) with annual sales up to UF 70,000, where the product offering focuses primarily on consumer loans, commercial loans, checking accounts, credit cards, credit lines and mortgage loans.

Wholesale:	This segment focused on corporate clients and large companies, whose annual revenue exceed UF 70,000, where the product offering focuses primarily on commercial loans, checking accounts and liquidity management services, debt instruments, foreign trade, derivative contracts and leases.

Treasury:	This segment includes the associated revenues to the management of the investment portfolio and the business of financial transactions and currency trading.

Transactions with customers carried out by the Treasury are reflected in the respective aforementioned segments. These products are highly transaction-focused and include foreign exchange transactions, derivatives and financial instruments in general, among others.

Subsidiaries:	Corresponds to the businesses generated by the companies controlled by the Bank, which carry out activities complementary to the bank business. The companies that comprise this segment are:

●	Banchile Administradora General de Fondos S.A.

●	Banchile Asesoría Financiera S.A.

●	Banchile Corredores de Seguros Ltda.

●	Banchile Corredores de Bolsa S.A.

●	Banchile Securitizadora S.A. en Liquidación (*)

●	Socofin S.A.

The financial information used to measure the performance of the Bank’s business segments is not comparable with similar information from other financial institutions because each institution relies on its own definitions. The accounting policies applied to the segments is the same as those described in the summary of accounting principles. The Bank obtains the majority of the results from: interest, indexation and commissions and financial operations and changes, discounting provisions for credit risk and operating expenses. Management relies mainly on these concepts to evaluate the performance of the segments and make decisions about the goals and allocations of resources of each unit. Although the results of the segments reconcile with those of the Bank at the total level, this is not necessarily the case in terms of the different concepts, given that management is measured and controlled individually and not on a consolidated basis, applying the following criteria:

●	The net interest margin of loans and deposits is obtained aggregating the net financial margins of each individual operation of credit and uptake made by the Bank. For these purposes, the volume of each operation and its contribution margin are considered, which in turn corresponds to the difference between the effective rate of the customer and the internal transfer price established according to the term and currency of each operation. Additionally, the net margin includes the result of interest and indexation from the accounting hedges.

●	Provisions for credit risk are determined at the customer and counterparty level based on the characteristics of each of their operations.

●	The capital and financial impacts on outcome have been assigned to each segment based on the risk-weighted assets.

●	Operational expenses are recognized at the level of the different functional areas of the Bank. Then, for the business segment purposes, the allocation of expenses from functional areas is done using different allocation criteria, at the level of the different concepts and expense items.

The Bank did not enter into transactions with any particular customer or third party that collectively generated more than 10% of the Bank’s total income in 2022 and 2021.

Taxes are managed at the consolidated level and are not allocated to business segments.

	As of December 31, 2022
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,446,495	862,976	(60,467)	(13,592)	2,235,412	30,717		2,266,129
Net commissions income	301,638	73,208	(2,280)	174,246	546,812	(24,680)		522,132
Net financial income	8,248	57,389	172,949	64,933	303,519	3,305		306,824
Other income	22,973	11,349	—	3,530	37,852	(3,345)		34,507
Income attributable to investments in other companies	9,089	3,496	345	650	13,580	(549)		13,031
Operating income, before expected credit losses	1,788,443	1,008,418	110,547	229,767	3,137,175	5,448	(1)	3,142,623
Expenses for expected credit losses	(323,364)	(103,745)	(8,009)	—	(435,118)	22,988	(2)	(412,130)
Total operating income, after expected credit losses	1,465,079	904,673	102,538	229,767	2,702,057	28,436		2,730,493
Expenses from salaries and employee benefits	(339,849)	(102,395)	(2,645)	(83,356)	(528,245)	19		(528,226)
Administrative expenses	(272,748)	(66,547)	(1,771)	(34,474)	(375,540)	20,266		(355,274)
Depreciation and amortization	(69,100)	(8,540)	(424)	(6,141)	(84,205)	—		(84,205)
Impairment of non-financial assets	(9)	(122)	—	54	(77)	—		(77)
Other operating expenses	(17,114)	(10,183)	—	(1,501)	(28,798)	1,097		(27,701)
Total operating expenses	(698,820)	(187,787)	(4,840)	(125,418)	(1,016,865)	21,382	(3)	(995,483)
Income from operations	766,259	716,886	97,698	104,349	1,685,192	49,818		1,735,010
Income taxes					(275,757)	(13,452)	(4)	(289,209)
Income after income taxes					1,409,435	36,366		1,445,801

Assets	22,025,372	13,576,675	18,602,123	561,621	54,765,791	(212,524)		54,553,267
Current and deferred taxes					726,910	(171,323)		555,587
Total assets					55,492,701	(383,847)	(5)	55,108,854

Liabilities	17,572,012	10,151,503	22,182,398	727,529	50,633,442	(956,957)		49,676,485
Current and deferred taxes					932	—		932
Total liabilities					50,634,374	(956,957)	(6)	49,677,417

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(21,382). In addition, the total effect of IFRS adjustments is MCh$26,830, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$22,988, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the elimination adjustments to conform total operating expenses is MCh$21,382.

(4)	The total effect relates to IFRS adjustments of MCh$(13,452), which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(237,339). In addition, the total effect of IFRS adjustments in assets is MCh$(146,508), which mainly stems from differences in the calculation model for ECL, the acquisition of Citibank Chile and deferred taxes effects.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(237,339). In addition, the total effect of IFRS adjustments in liabilities is MCh$(719,618), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

	As of December 31, 2021
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	1,083,179	472,520	(1,416)	(847)	1,553,436	20,586		1,574,022
Net commissions income	260,416	67,343	(2,288)	159,628	485,099	(30,071)		455,028
Net financial income	15,211	49,864	51,918	34,070	151,063	19,916		170,979
Other income	16,653	9,456	—	3,075	29,184	(6,135)		23,049
Income attributable to investments in other companies	(452)	2,075	118	499	2,240	(447)		1,793
Operating income, before expected credit losses	1,375,007	601,258	48,332	196,425	2,221,022	3,849	(1)	2,224,871
Expenses for expected credit losses	(257,547)	(98,516)	(1,002)	—	(357,065)	337,893	(2)	(19,172)
Total operating income, after expected credit losses	1,117,460	502,742	47,330	196,425	1,863,957	341,742		2,205,699
Expenses from salaries and employee benefits	(289,103)	(82,706)	(2,156)	(77,004)	(450,969)	17		(450,952)
Administrative expenses	(252,858)	(58,940)	(1,360)	(30,559)	(343,717)	19,092		(324,625)
Depreciation and amortization	(62,728)	(8,107)	(365)	(5,598)	(76,798)	—		(76,798)
Impairment of non-financial assets	(30)	(1,169)	—	(223)	(1,422)	(268)		(1,690)
Other operating expenses	(13,776)	(5,073)	(21)	(1,709)	(20,579)	1,231		(19,348)
Total operating expenses	(618,495)	(155,995)	(3,902)	(115,093)	(893,485)	20,072	(3)	(873,413)
Income from operations	498,965	346,747	43,428	81,332	970,472	361,814		1,332,286
Income taxes					(178,280)	(97,689)	(4)	(275,969)
Income after income taxes					792,192	264,125		1,056,317

Assets	20,515,244	12,806,409	17,412,551	958,447	51,692,651	(543,103)		51,149,548
Current and deferred taxes					435,123	(158,723)		276,400
Total assets					52,127,774	(701,826)	(5)	51,425,948

Liabilities	16,779,925	10,530,749	19,640,221	770,228	47,721,123	(1,226,430)		46,494,693
Current and deferred taxes					113,129	(846)		112,283
Total liabilities					47,834,252	(1,227,276)	(6)	46,606,976

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(21,998). In addition, the total effect of IFRS adjustments and reclassifications is MCh$25,847, which difference mainly stems from the recognition of interest income on accrual basis and reclassification of FX indexation.

(2)	The total effect relates to IFRS adjustments and reclassifications of MCh$337,893, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the elimination adjustments to conform total operating expenses is MCh$21,998. In addition, the total effect of other reclassifications is MCh$(1,926).

(4)	The total effect relates to IFRS adjustments of MCh$(97,689), which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(369,448). In addition, the total effect of IFRS adjustments in assets is MCh$(332,378), which mainly stems from differences in the calculation model of ECL, the acquisition of Citibank Chile, deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(369,448). In addition, the total effect of IFRS adjustments in liabilities is MCh$(857,828), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

	As of December 31, 2020
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income and UF indexation	940,075	377,314	(3,603)	(1,923)	1,311,863	4,925		1,316,788
Net commissions income	265,338	55,599	(1,969)	143,863	462,831	(16,863)		445,968
Net financial income	2,651	34,979	75,144	33,440	146,214	(831)		145,383
Other income	17,673	8,677	—	2,101	28,451	(9,180)		19,271
Income attributable to investments in other companies	(6,674)	1,548	(7)	472	(4,661)	(438)		(5,099)
Operating income, before expected credit losses	1,219,063	478,117	69,565	177,953	1,944,698	(22,387)	(1)	1,922,311
Expenses for expected credit losses	(325,852)	(136,387)	(1,176)	(380)	(463,795)	(83,311)	(2)	(547,106)
Total operating income, after expected credit losses	893,211	341,730	68,389	177,573	1,480,903	(105,698)		1,375,205
Expenses from salaries and employee benefits	(295,301)	(85,469)	(2,023)	(74,400)	(457,193)	17		(457,176)
Administrative expenses	(249,478)	(58,440)	(1,414)	(31,012)	(340,344)	21,463		(318,881)
Depreciation and amortization	(59,730)	(7,317)	(312)	(5,998)	(73,357)	—		(73,357)
Impairment of non-financial assets	(1,019)	—	—	(642)	(1,661)	—		(1,661)
Other operating expenses	(14,983)	(5,362)	1,155	(87)	(19,277)	—		(19,277)
Total operating expenses	(620,511)	(156,588)	(2,594)	(112,139)	(891,832)	21,480	(3)	(870,352)
Income from operations	272,700	185,142	65,795	65,434	589,071	(84,218)		504,853
Income taxes					(125,962)	22,739	(4)	(103,223)
Income after income taxes					463,109	(61,479)		401,630

Assets	18,800,918	10,811,000	15,400,139	830,910	45,842,967	(607,473)		45,235,494
Current and deferred taxes					380,894	(65,428)		315,466
Total assets					46,223,861	(672,901)	(5)	45,550,960

Liabilities	13,848,124	10,143,939	17,844,350	660,869	42,497,282	(943,714)		41,553,568
Current and deferred taxes					311	—		311
Total liabilities					42,497,593	(943,714)	(6)	41,553,879

Reclassifications and adjustments to conform IFRS

(1)	The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(21,480). In addition, the total effect of IFRS adjustments is MCh$(907), which difference mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$(83,311), which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect due to the elimination adjustments to conform total operating expenses is MCh$21,480.

(4)	The total effect relates to IFRS adjustments of MCh$22,739, which stems from deferred taxes.

(5)	The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(128,730). In addition, the total effect of IFRS adjustments in assets is MCh$(544,171), which mainly stems from differences in the calculation model of ECL, the acquisition of Citibank Chile, deferred taxes effects and settlement of transactions in the course of collection.

(6)	The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(128,730). In addition, the total effect of IFRS adjustments in liabilities is MCh$(814,984), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.